New Standards and Interpretations	12 Months Ended
Feb. 28, 2022
Disclosure of expected impact of initial application of new standards or interpretations [text block] [Abstract]
NEW STANDARDS AND INTERPRETATIONS

3. NEW STANDARDS AND INTERPRETATIONS

3.1 Amended standards and interpretations

The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after March 1, 2021. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The amended standards below do not have a significant impact on the Group’s consolidated financial statements.

Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

The Phase 2 amendments address issues that might affect financial reporting during the reform of an interest rate benchmark, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest benchmark rate with an alternative benchmark rate. The key amendments relate to:

●	Practical expedient for modifications: If a change in determination of contractual cashflows from financial asset or liability results directly from interest rate benchmark reform and occurs on an ‘economically equivalent’ basis, changes will be accounted for by updating the effective interest rate instead of recognizing significant gain or loss in the income statement. A similar practical expedient will apply under IFRS 16 Leases for lessees when accounting for lease modifications required by interest rate benchmark reform.

●	Specific relief from discontinuing hedging relationships: The amendments also allow a series of exemptions from the regular, strict rules around hedge accounting. For example, the entity will not need to discontinue existing hedging relationships because of changes to hedge documentation required solely by interest rate benchmark reform. Therefore, when a hedged risk changes due to benchmark reform, the entity may update the hedge documentation to reflect the new benchmark rate and the hedge may be able to continue without interruption.

●	Disclosure requirements: The entity will need to provide additional information about the nature and extent of risks to which it is exposed arising from financial instruments subject to interest rate benchmark reform, its progress in completing the transition to alternative benchmark rates and how it is managing its transition.

Covid-19-Related Rent Concessions (Amendment to IFRS 16)

In response to the COVID-19 coronavirus pandemic, the IASB has issued the amendment to IFRS 16 Leases to allow lessees not to account for rent concessions as lease modifications if they are a direct consequence of COVID-19 and meet certain conditions. The practical expedient will only apply if:

●	The revised consideration is substantially the same or less than the original consideration;

●	The reduction in lease payments relates to payments due on or before June 30, 2021; and

●	No other substantive changes have been made to the terms of the lease.

Lessees applying the practical expedient are required to disclose:

●	If they have applied the practical expedient to all eligible rent concessions and, if not, the nature of the contracts to which they have applied the practical expedient; and

●	The amount recognized in profit or loss for the reporting period arising from application of the practical expedient.

No practical expedient is provided for lessors. Lessors are required to continue to assess if the rent concessions are lease modifications and account for them accordingly.

3.2 Standard issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements which could be relevant to the Group are disclosed below. The Group intends to adopt these new and amended standards and interpretations, when they become effective.

At the date of authorization of the financial statements, the Group continues to assess and evaluate the impact to its financials on the initial adoption of these new accounting standards and interpretations and its related applicable period.

Details of amendment	Annual periods beginning on/after
Amendments to IFRS 16: COVID-19 Related Rent Concessions beyond June 30, 2021	April 1, 2021
Amendments to IAS 37: Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Amendments to IFRS 3: Reference to the Conceptual Framework	January 1, 2022
Annual improvements to IFRS standards 2018 – 2020	January 1, 2022
Amendments to IAS 16: Property, Plant and Equipment – Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1: Classification of Liabilities as Current or Non-current	January 1, 2023
IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IAS 8: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction	January 1, 2023
Amendments to IAS 1, IFRS 26, IFRS 34, IFRS 7 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 28 and IFRS 10: Amendments relating to Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined